Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

6.  Investments

Investment securities

In March 2018, the Company subscribed for 8,000,000 of the ordinary shares of Sasseur and a put option (See Note 4) for a total consideration of approximately USD5,000 (equivalent to RMB31,393) upon its initial public offering. The related unrealized loss recognized in 2018 was RMB511 and was included in change in fair value of financial instruments in the consolidated statements of comprehensive income. In March 2019, the Company sold all shares of the Singapore listed company and realized gain of RMB231 was recognized in 2019.

In August 2019, the Company invested in 9F Inc. with a total consideration of USD333 (equivalent to RMB2,375). As of December 31, 2019, the accumulated unrealized loss related to the investment in 9F Inc. was RMB57 and was included in change in fair value of financial instruments in the consolidated statements of comprehensive income.

Investments in equity investees

Equity Method Investments

The Group has significant influence over these equity investments but does not own a majority equity interest or otherwise control and therefore accounted for these investments under equity method. As of December 31, 2019, the Group's investments accounted for under the equity method totaled RMB16,097 (as of December 31, 2018: RMB2,859), which mainly included the investment in Jiangsu Zhongfu Duty Free Co., Ltd. (“Zhongfu”) amounting to RMB10,922.

For the years ended December 31, 2017, 2018 and 2019, the Group recognized its share of loss of equity method investments in the amount of nil,  RMB141 and RMB762, respectively. No impairment was recorded for the years ended December 31, 2017, 2018 and 2019.

On April 26, 2019, the Company acquired 20% equity interest in Zhongfu for a cash consideration of RMB12,000. Investment in Zhongfu is accounted for using the equity method as the Group obtained significant influence by the right to nominate one board member out of five. The Company disposed the investment in Zhongfu in January 2020 with a consideration of RMB12,000.

Equity securities without readily determinable fair values

The Group does not have significant influence over these equity investments which do not have readily determinable market value. These investments were accounted as cost method investments prior to adopting ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Liabilities ("ASU 2016-01"). After adoption of ASU 2016-01 on January 1, 2018, the Group accounted for these investments using the Measurement Alternative. As of December 31, 2019, the carrying amount of the Group’s equity investments using the Measurement Alternative was RMB55,498. For the year ended December 31, 2019, the Group invested RMB32,883 in multiple private companies accounted for under the Measurement Alternative, which may have operational synergy with the Group’s core business.

Investment in Spring Place One, Ltd. (“Spring Place”)

In January 2019, the Group entered into an agreement with Spring Place to acquire 44,115 common stock, which represented 1.37% equity interest of the investee, in exchange for a cash consideration of USD2,500 (equivalent to RMB17,187). The investment was classified as equity securities without readily determinable fair values. There is no orderly transaction for an identical or a similar investment in Spring Place for the year ended December 31, 2019. No impairment on the investment was recognized for the year ended December 31, 2019.

Investment in a Yichun Guangyao Technology Co., Ltd. (“Guangyao”)

In April 2018, the Group entered into an agreement to set up an entity, Guangyao, which is incorporated in PRC. The Group was entitled to 19% of the outstanding ordinary shares of Guangyao, for a total consideration was RMB9,500. The consideration was paid to Guangyao in 2019. The investment was classified as equity securities without readily determinable fair values, as the Company does not have significant influence over Guangyao and because there is no readily determinable fair value. There is no orderly transaction for an identical or a similar investment in Guangyao for the year ended December 31, 2019. No impairment on the investment was recognized for the year ended December 31, 2019.

Investment in Trytry Global Inc. (“Trytry”)

In 2017, the Group entered into a share purchase agreement to acquire 20,000,000 Series Seed preferred shares of Trytry, in exchange for a cash consideration of RMB2,000. The consideration was paid to Trytry in 2019. In November 2018 and July 2019, Trytry entered into two new financing agreements with new investors and the Group. The Group subscribed for 711,462 Series A2 preferred shares issued by Trytry for a cash consideration of USD300 (equivalent to RMB2,093). After the new financing, the Group’s equity shares in Trytry was 14.56%. Since the investments in both Series Seed preferred shares and Series A2 preferred shares are not in-substance common stock and the Group does not have significant influence over Trytry, the investments were accounted as equity securities without readily determinable fair values. The new round of financing provided the observable price for the Group’s investment in Series Seed preferred shares and the Group engaged a third party appraiser to evaluate this investment in Series Seed preferred shares’s carrying amount based on the observable price, and recognized a gain of RMB22,363 from the change in fair value. As of December 31, 2019, the carrying amount of investment in Trytry at cost adjusted for observable price changes was RMB26,456.